Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.20738%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,065,312.69

Principal:
Principal Collections	$15,535,927.73
Prepayments in Full	$6,248,122.17
Liquidation Proceeds	$71,096.25
Recoveries	$155,913.34
Sub Total	$22,011,059.49
Collections	$23,076,372.18

Purchase Amounts:
Purchase Amounts Related to Principal	$503,274.46
Purchase Amounts Related to Interest	$2,109.71
Sub Total	$505,384.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,581,756.35

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,581,756.35
Servicing Fee	$342,724.64	$342,724.64	$0.00	$0.00	$23,239,031.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,239,031.71
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,239,031.71
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,239,031.71
Interest - Class A-3 Notes	$344,808.70	$344,808.70	$0.00	$0.00	$22,894,223.01
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$22,551,442.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,551,442.01
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$22,423,175.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,423,175.34
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$22,333,698.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,333,698.67
Regular Principal Payment	$20,032,508.35	$20,032,508.35	$0.00	$0.00	$2,301,190.32
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,301,190.32
Residual Released to Depositor	$0.00	$2,301,190.32	$0.00	$0.00	$0.00
Total		$23,581,756.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,032,508.35
Total					$20,032,508.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,032,508.35	$36.60	$344,808.70	$0.63	$20,377,317.05	$37.23
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$20,032,508.35	$12.69	$905,333.04	$0.57	$20,937,841.39	$13.26

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$136,557,901.48	0.2495074	$116,525,393.13	0.2129057
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$345,667,901.48	0.2189365	$325,635,393.13	0.2062485

Pool Information
Weighted Average APR	3.318%	3.322%
Weighted Average Remaining Term	29.59	28.79
Number of Receivables Outstanding	30,206	29,369
Pool Balance	$411,269,569.07	$388,785,053.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$379,466,891.59	$359,097,115.51
Pool Factor	0.2380033	0.2249914

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$29,687,938.41
Targeted Overcollateralization Amount	$63,149,660.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,149,660.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$126,094.54
(Recoveries)		121	$155,913.34
Net Loss for Current Collection Period			$(29,818.80)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0870%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4561%
Second Prior Collection Period			0.4363%
Prior Collection Period			0.3210%
Current Collection Period			-0.0895%
Four Month Average (Current and Prior Three Collection Periods)			0.2810%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,557	$13,855,827.53
(Cumulative Recoveries)			$2,723,953.90
Cumulative Net Loss for All Collection Periods			$11,131,873.63
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6442%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,895.37
Average Net Loss for Receivables that have experienced a Realized Loss			$3,129.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.15%	258	$4,471,480.44
61-90 Days Delinquent	0.20%	39	$786,743.62
91-120 Days Delinquent	0.06%	11	$215,661.37
Over 120 Days Delinquent	0.14%	30	$544,312.75
Total Delinquent Receivables	1.55%	338	$6,018,198.18

Repossession Inventory:
Repossessed in the Current Collection Period		13	$203,402.76
Total Repossessed Inventory		28	$522,896.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2660%
Prior Collection Period			0.2417%
Current Collection Period			0.2724%
Three Month Average			0.2600%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3978%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	34

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$1,514,368.25
2 Months Extended	102	$1,906,707.27
3+ Months Extended	17	$278,731.91

Total Receivables Extended	204	$3,699,807.43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer